COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Apr. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Royalties		$ 123	$ 0
Contingent liability for royalties		123
Total bank guarantees provided to customers and others		$ 395
Paycheck Protection Program [Member]
Proceeds from Issuance of debt	$ 455
Debt interest rate	1.00%
Debt repayment	$ 455
Israel Innovation Authority [Member]
Grants received percentage		100.00%
Grants received		$ 5,543
Israel Innovation Authority [Member] | Minimum [Member]
Royalties payable, percent of sales		3.00%
Israel Innovation Authority [Member] | Maximum [Member]
Royalties payable, percent of sales		5.00%